Right-of-use asset and lease liability (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Lease liability	R$ 292,962	R$ 328,506	R$ 270,442
Lease liabilities, percent	16.55%
Right-of-use assets	R$ 266,300	R$ 308,983	R$ 252,600
Right to use assets, percent	(4.22%)
Financial expense, percent	14.18%
Amortization expense, percent	(11.14%)
At cost or in accordance with IFRS 16 within fair value model [Member]
Disclosure of fair value measurement of assets [line items]
Lease liability	R$ 292,962
Right-of-use assets	266,300
Financial expense	32,013
Depreciation expense	76,726
Inflation Projected Balance [Member]
Disclosure of fair value measurement of assets [line items]
Lease liability	341,436
Right-of-use assets	255,061
Financial expense	36,553
Depreciation expense	R$ 68,182